Form N-1A Supplement	Mar. 31, 2026
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Emerging Markets High Dividend Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Emerging Markets Quality Dividend Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Emerging Markets Multifactor Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Emerging Markets SmallCap Dividend Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree True Emerging Markets Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree China ex-State-Owned Enterprises Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree India Earnings Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree India Hedged Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree International Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree International Multifactor Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree True Developed International Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree International High Dividend Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree International Hedged Quality Dividend Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree International Quality Dividend Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree International SmallCap Dividend Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Global ex-U.S. Quality Dividend Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree International MidCap Dividend Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Global High Dividend Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree New Economy Real Estate Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree GeoAlpha Opportunities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Global Defense Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Japan Hedged Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Europe Hedged Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Europe Quality Dividend Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree European Opportunities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Japan Opportunities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Europe Defense Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Asia Defense Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Japan SmallCap Dividend Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Europe SmallCap Dividend Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE